FAIR VALUE MEASUREMENT (Details) (Fair value measured on recurring basis, USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Level 1
Financial assets:
Available-for-sale securities	$ 66,211	$ 74,581
Total financial assets	66,211	74,581
Financial liabilities:
Fair value of derivative financial instruments	33,385
Level 2
Financial assets:
Trade receivables	57,800	67,300
Available-for-sale securities	5,327
Fair value of derivative financial instruments	14,710	5,590
Total financial assets	77,837	72,890
Financial liabilities:
Fair value of derivative financial instruments	1,333	467
Total
Financial assets:
Trade receivables	57,800	67,300
Available-for-sale securities	71,538	74,581
Fair value of derivative financial instruments	14,710	5,590
Total financial assets	144,048	147,471
Financial liabilities:
Fair value of derivative financial instruments	$ 34,718	$ 467